Related Parties (Details)		12 Months Ended
	Jun. 28, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Mar. 20, 2024 CNY (¥)	Mar. 20, 2024 USD ($)	Mar. 07, 2024 USD ($)
Related Parties [Line Items]
Amortization expense of upfront franchise fee		¥ 4,765,692	¥ 1,837,556	¥ 334,034
Service [Member]
Related Parties [Line Items]
Goods and services sold cost		600,000	600,000	550,000
Purchased Coffee Beans From TDL Group Corp [Member]
Related Parties [Line Items]
Purchases from related party		44,539,371	63,400,907	49,135,749
Goods and services sold cost		53,208,876	72,109,353	36,862,860
Services provided by Pangaea Data Tech (Shanghai) Co., Ltd [Member]
Related Parties [Line Items]
Expenses capitalized in property plant and equipment		5,266,415	7,497,359	6,656,906
Popeyes China operation to PLK APAC Pte [Member]
Related Parties [Line Items]
Transaction amount		4,764,645
IT support to Bobipai (Shanghai) [Member]
Related Parties [Line Items]
Transaction amount		1,211,216
Bobipai (Shanghai) [Member]
Related Parties [Line Items]
Transaction amount		¥ 185,097
Junior Promissory Notes [Member]
Related Parties [Line Items]
Promissory notes percentage		8.00%
Junior Promissory Notes [Member] | Pangaea Three Acquisition Holdings IV, Limited [Member]
Related Parties [Line Items]
Principal amount | $						$ 15,000,000	$ 5,000,000
Junior Promissory Notes [Member] | Cayman Islands Limited Liability Company [Member]
Related Parties [Line Items]
Principal amount					¥ 142,536,000
Forecast [Member]
Related Parties [Line Items]
Principal and unpaid interest (in Dollars) | $	$ 20,741,340